Mitchell Hutchins
LIR Select Money Fund

                      ------------------------------------
                                   PROSPECTUS

                               SEPTEMBER 1, 1999

                      ------------------------------------

This prospectus offers two classes of money market fund shares. Institutional shares are offered primarily to institutional investors and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

              Not FDIC insured. May lose value. No bank guarantee.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.





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                    Mitchell Hutchins LIR Select Money Fund

                                    Contents
                                    THE FUND

---------------------------------------------------------------------------------------------------------

What every investor                              3                         LIR Select Money Fund
should know about                                5                         More About Risks and
the fund                                                                   Investment
                                                                           Strategies
                                 YOUR INVESTMENT

---------------------------------------------------------------------------------------------------------

Information for                                  6                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Exchanging Shares
                                                                           -- Additional Information
                                                                              About Your Account
                                                                           -- Pricing and Valuation
                              ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------

Additional important                             9                         Management
information about                               10                         Dividends and Taxes
the fund                                        11                         Financial Highlights

---------------------------------------------------------------------------------------------------------

Where to learn more                                                        Back Cover
about the fund

                         The fund is not a complete or
                          balanced investment program.

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                    Mitchell Hutchins LIR Select Money Fund

                    Mitchell Hutchins LIR Select Money Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
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FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund may invest in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

 Foreign Securities Risk

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

The fund commenced operations on August 10, 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table at this point in the prospectus, as some other funds might. You can obtain some idea of how the fund has performed by requesting copies of its annual/semi-annual reports or by speaking with your Financial Advisor.

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                    Mitchell Hutchins LIR Select Money Fund

                            EXPENSES AND FEE TABLES
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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Contingent Deferred Sales Charge (Load) (as a % of
offering price).............................................  None

ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from fund assets)

                                             INSTITUTIONAL SHARES               FINANCIAL INTERMEDIARY SHARES
                                             --------------------               -----------------------------
Management Fees........................                      0.18%                                     0.18%
Distribution and/or Service (12b-1)
  Fees.................................                      0.00%                                     0.00%
Other Expenses
  Shareholder Servicing Fee............      0.00%                              0.25%
  Miscellaneous Expenses...............      0.00%                              0.00%
                                                             0.00%                                     0.25%
                                                             -----                                     -----
Total Annual Fund Operating Expenses...                      0.18%                                     0.43%
                                                             -----                                     -----
                                                             -----                                     -----

------------

* Mitchell Hutchins has agreed to waive 0.03% of its management fee from September 1, 1999 through January 31, 2000, so that the effective total fund operating expenses during that period will be 0.15% for Institutional shares and 0.40% for Financial Intermediary shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                 ------   -------   -------   --------
Institutional shares..........    $18      $ 58      $101       $230
Financial Intermediary
  shares......................     44       138       241        542

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                    Mitchell Hutchins LIR Select Money Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

Year 2000 Risk. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

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                    Mitchell Hutchins LIR Select Money Fund

                         MANAGING YOUR FUND ACCOUNT
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BUYING SHARES

The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the fund through its custodian.

The fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

  You may buy Institutional shares if you are an institutional investor. PaineWebber Incorporated, the distributor of the fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.

  You may buy Financial Intermediary shares only if you are a bank or other financial intermediary buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees at the annual rate of 0.25% of average net assets for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, all shares purchased will be Institutional shares.

You may buy fund shares by calling the fund's transfer agent, First Data Investor Services Group, Inc. at 1-888-LIR-FUND and speaking to a representative. You may also buy fund shares by contacting your Financial Advisor at PaineWebber or its correspondent firms, who are then responsible for sending the order to the transfer agent. The availability of fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and those firms.

You will buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you wire payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. The fund effects orders to buy shares three times each business day at its net asset value determined as of noon (Eastern time), 2:30 p.m. (Eastern time) and 5:00 p.m. (Eastern time). A business day is any day that the fund's custodian, the fund's transfer agent and PaineWebber are open for business.

The fund and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares. PaineWebber may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS:

Instruct your bank to transfer federal funds by wire to:

  Mitchell Hutchins Institutional Funds
  c/o The Bank of New York
  CR DDA A/C # 8900337516
  FFC PW A/C #
  [insert PaineWebber account name and account number]
  LIR Select Money Fund
  ABA #021000018

PaineWebber or an investor's bank may impose a service charge for wire transfers.

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                    Mitchell Hutchins LIR Select Money Fund

MINIMUM INVESTMENTS:

To open an account.            $10,000,000
To add to an account.........  $   100,000

If your account balance has fallen below $10,000,000, your purchase order to add to the account will be accepted only if the account balance will be at least $10,000,000 after that purchase.

PaineWebber may waive these minimums. The fund may change its minimum investment requirements at any time.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary.

REMOTE TRADE ENTRY

The fund may offer an electronic trade order entry (RTE) capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your Financial Advisor or the transfer agent at 1-888-LIR-FUND.

SELLING SHARES

You may sell your shares by calling the transfer agent at 1-888-LIR FUND and speaking with a representative. You may also sell your shares by contacting your Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf); they are then responsible for sending the order to the transfer agent. Sell orders are effected three times each business day at the net asset value determined as of noon (Eastern time), 2:30 p.m. (Eastern time) and 5:00 p.m. (Eastern time).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) that you designate.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account may not receive the proceeds that day if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, PaineWebber nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the bank account(s) or PaineWebber account for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares you should contact your Financial Advisor or call the transfer agent at 1-888-LIR-FUND.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of any of the Liquid Institutional Reserves funds -- Money Market Fund, Government Securities Fund and Treasury Securities Fund. Those funds all have higher total operating expenses than the fund, but lower minimums for initial and subsequent purchases.

You can place an exchange order by calling the transfer agent at 1-888-LIR FUND and speaking with a representative. You also can place an order through a PaineWebber Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent.

Your exchange order must be received by noon (Eastern time), for Government Securities Fund and Treasury Securities Fund to be effective on

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                    Mitchell Hutchins LIR Select Money Fund

that business day. Your exchange order must be received by 2:30 p.m. (Eastern time) for Money Market Fund to be effective on that business day. Exchange orders received after those times will not be executed, and you will have to place an exchange order before these times on the following business day if you still wish to effect an exchange.

If you exchange all your fund shares, the dividends accrued on those shares for the month to date will be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time and must provide the transfer agent with a properly completed account application for the new fund. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadlines to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise, the transfer agent may not be able to effect the exchange.

If the total investment in your account has been less than $10,000,000 for 30 consecutive days, the fund may exchange your shares for shares of Liquid Institutional Reserves -- Money Market Fund unless you elected in your account application to have the shares sold and the proceeds paid to you in federal funds wired to your designated account.

The fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Financial Intermediary Shares. Financial intermediaries buying or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their account. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. PaineWebber or Mitchell Hutchins (not the fund) may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between PaineWebber and the financial institution.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund's net asset value is determined three times each business day:

 noon (Eastern time),

 2:30 p.m. (Eastern time) and

 5:00 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

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                    Mitchell Hutchins LIR Select Money Fund

                                    MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins is the investment adviser and administrator of the fund, and is located at 1285 Avenue of the Americas, New York, New York, 10019. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber. PaineWebber, the distributor of the fund's shares, is located at the same address and is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On July 31, 1999, Mitchell Hutchins was the adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $48.0 billion.

MANAGEMENT FEES

Mitchell Hutchins' contract fee for the management services it provides to the fund is at the annual rate of 0.18% of the fund's average daily net assets. During its initial fiscal period ended April 30, 1999, Mitchell Hutchins waived part of this fee so that the fund paid management fees to Mitchell Hutchins at the annual rate of 0.07% of its average daily net assets.

In exchange for this fee, Mitchell Hutchins has agreed to bear all expenses of the fund other than the management fees, shareholder service fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although Mitchell Hutchins is not obligated to pay the fees and expenses of the fund's independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. Mitchell Hutchins estimates that these fees and expenses will be less than 0.01% of the fund's average net assets.

Mitchell Hutchins has agreed to waive 0.03% of its management fees from September 1, 1999 through January 31, 2000, so that the effective management fees during that period will be 0.15%.

OTHER INFORMATION

The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.

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                    Mitchell Hutchins LIR Select Money Fund

                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

The fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. The fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares will be lower than dividends on Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund expects that its dividends will be taxed as ordinary income. The fund will tell you how you should treat its dividends for tax purposes. You should not recognize any capital gain on the sale of your shares so long as the fund maintains a share price of $1.00.

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                     Mitchell Hutchins LIR Select Money Fund

                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on August 10, 1998. Certain information reflects financial results for a single fund share. In the table, 'total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-888-LIR-FUND.

                                                                                      FINANCIAL
                                                          INSTITUTIONAL SHARES   INTERMEDIARY SHARES
                                                          --------------------   --------------------
                                                             FOR THE PERIOD         FOR THE PERIOD
                                                           AUGUST 10, 1998'D'    DECEMBER 29, 1998'D'
                                                                   TO                     TO
                                                             APRIL 30, 1999      FEBRUARY 9, 1999(2)
                                                             --------------      -------------------
Net asset value, beginning of period....................       $     1.00              $  1.00
                                                               ----------              -------
Net investment income...................................            0.037                0.006
Dividends from net investment income....................           (0.037)              (0.006)
                                                               ----------              -------
Net asset value, end of period..........................       $     1.00              $  1.00
                                                               ----------              -------
                                                               ----------              -------
Total investment return(1)..............................             3.81%                0.57%
                                                               ----------              -------
                                                               ----------              -------
Ratios/Supplemental Data:
Net assets, end of period (000's).......................       $1,322,807                   --
Expenses to average net assets net of waivers from
  adviser...............................................             0.07%*               0.32%*
Expenses to average net assets before waivers from
  adviser...............................................             0.18%*               0.43%*
Net investment income to average net assets net of
  waivers from adviser..................................             5.06%*               4.81%*
Net investment income to average net assets before
  waivers from adviser..................................             4.95%*               4.70%*

------------

'D'  Issuance of shares.

*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for periods of less than one year has not been annualized.

(2) At February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at a $1.00 per share.

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


TICKER SYMBOL: Institutional Shares SELXX

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor at PaineWebber or one of its correspondent firms. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-LIR-FUND.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the fund and information about the operations of the SEC's Public Reference
Room:

For a fee, by writing to or calling the
  SEC's Public Reference Room,
  Washington, D.C. 20549-6009
  Telephone: 1-800-SEC-0330

Free, from the SEC's Internet website at:
  http://www.sec.gov

Mitchell Hutchins LIR Money Series
 -- Mitchell Hutchins LIR Select Money Fund
Investment Company Act File No. 811-8767

MITCHELL HUTCHINS
LIR SELECT MONEY FUND
 Prospectus

'c' 1999 PaineWebber Incorporated
 ------------------------------------------------------------------

   September 1, 1999


                           STATEMENT OF DIFFERENCES
                           ------------------------

The copyright symbol shall be expressed as................................. 'c'
The dagger symbol shall be expressed as.................................... 'D'